Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Institutional Class
Shareholder Report [Line Items]
Fund Name	Nuance Concentrated Value Fund
Class Name	Institutional Class
Trading Symbol	NCVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuance Concentrated Value Fund for the period of May 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://nuanceinvestments.com/concentrated-value-fund/. You can also request this information by contacting us at 1-855-682-6233.
Additional Information Phone Number	1-855-682-6233
Additional Information Website	https://nuanceinvestments.com/concentrated-value-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$110	1.03%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Performance over the last year was challenging with the broad  market  largely uninterested  in concepts other than artificial intelligence (AI), financial speculation, “Mag 7” (Nvidia, Apple, Microsoft, Alphabet, Amazon, Meta Platforms, Tesla), and profitless companies. Unequivocally a difficult investment environment for our process and investment approach here at Nuance. The portfolio’s overweight position in the Consumer Staples sector was a primary detractor to performance. Outperformance by Estée Lauder Companies Inc. (EL)  was  more than offset by underperformance in Clorox Company (CLX), Henkel AG & Co. KGaA (HENKY), Kimberly-Clark Corporation (KMB), and Beiersdorf AG (BDRFY). We continue to believe that transitory concerns around slower growth in multiple household and personal care product categories have presented strong risk reward opportunities in the sector. Stock selection within the Financials sector contributed positively to performance, driven primarily by Northern Trust Corporation (NTRS). The portfolio’s overweight positioning in the Utilities sector negatively impacted performance primarily driven by our position in  California Water Service Group (CWT), which lagged the market, but  remains  a top risk  reward in our opinion. Our positioning in the Industrials sector  contributed positively to performance as our holdings within the Ground Transportation industry outperformed, primarily our  position  in  Werner Enterprises, Inc. (WERN).  Within the materials sector, our investment in AptarGroup (ATR) underperformed.  Health Care  positively  impacted performance, driven primarily by our investments in Hologic Inc. (HOLX),  Thermo  Fisher Scientific Inc. (TMO), and Waters  Corporation  (WAT). The portfolio saw positive attribution from underweight positions in Real Estate  and Consumer Discretionary, while our underweight positions in  Communication Services,  Energy  and Information Technology negatively impacted performance. Finally, our cash position was a drag on performance for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	13.17	3.31	6.74
S&P 500 TR	31.05	13.14	15.26
Russell 3000 Value Total Return	29.96	10.09	11.17

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://nuanceinvestments.com/concentrated-value-fund/ for more recent performance information.
Net Assets	$ 42,909,086
Holdings Count | $ / shares	32
Advisory Fees Paid, Amount	$ 521,566
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$42,909,086
Number of Holdings	32
Net Advisory Fee	$521,566
Portfolio Turnover	114%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(% of Net Assets)
QIAGEN NV	9.0%
Clorox Co.	8.9%
Beiersdorf AG	8.8%
California Water Service Group	7.9%
Marten Transport Ltd.	5.7%
Kimberly-Clark Corp.	4.7%
Solventum Corp.	4.7%
Henkel AG & Co. KGaA	4.6%
Masimo Corp.	4.6%
Kenvue, Inc.	4.4%
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://nuanceinvestments.com/concentrated-value-fund/
Investor Class
Shareholder Report [Line Items]
Fund Name	Nuance Concentrated Value Fund
Class Name	Investor Class
Trading Symbol	NCAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuance Concentrated Value Fund for the period of May 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://nuanceinvestments.com/concentrated-value-fund/. You can also request this information by contacting us at 1-855-682-6233.
Additional Information Phone Number	1-855-682-6233
Additional Information Website	https://nuanceinvestments.com/concentrated-value-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$136	1.28%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Performance over the last year was challenging with the broad  market  largely uninterested  in concepts other than artificial intelligence (AI), financial speculation, “Mag 7” (Nvidia, Apple, Microsoft, Alphabet, Amazon, Meta Platforms, Tesla), and profitless companies. Unequivocally a difficult investment environment for our process and investment approach here at Nuance. The portfolio’s overweight position in the Consumer Staples sector was a primary detractor to performance. Outperformance by Estée Lauder Companies Inc. (EL)  was  more than offset by underperformance in Clorox Company (CLX), Henkel AG & Co. KGaA (HENKY), Kimberly-Clark Corporation (KMB), and Beiersdorf AG (BDRFY). We continue to believe that transitory concerns around slower growth in multiple household and personal care product categories have presented strong risk reward opportunities in the sector. Stock selection within the Financials sector contributed positively to performance, driven primarily by Northern Trust Corporation (NTRS). The portfolio’s overweight positioning in the Utilities sector negatively impacted performance primarily driven by our position in  California Water Service Group (CWT), which lagged the market, but  remains  a top risk  reward in our opinion. Our positioning in the Industrials sector  contributed positively to performance as our holdings within the Ground Transportation industry outperformed, primarily our  position  in  Werner Enterprises, Inc. (WERN).  Within the materials sector, our investment in AptarGroup (ATR) underperformed.  Health Care  positively  impacted performance, driven primarily by our investments in Hologic Inc. (HOLX),  Thermo  Fisher Scientific Inc. (TMO), and Waters  Corporation  (WAT). The portfolio saw positive attribution from underweight positions in Real Estate  and Consumer Discretionary, while our underweight positions in  Communication Services,  Energy  and Information Technology negatively impacted performance. Finally, our cash position was a drag on performance for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	12.90	3.03	6.45
Investor Class (with maximum 5.00% sales charge)	7.26	1.98	5.90
S&P 500 TR	31.05	13.14	15.26
Russell 3000 Value Total Return	29.96	10.09	11.17

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://nuanceinvestments.com/concentrated-value-fund/ for more recent performance information.
Net Assets	$ 42,909,086
Holdings Count | $ / shares	32
Advisory Fees Paid, Amount	$ 521,566
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$42,909,086
Number of Holdings	32
Net Advisory Fee	$521,566
Portfolio Turnover	114%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(% of Net Assets)
QIAGEN NV	9.0%
Clorox Co.	8.9%
Beiersdorf AG	8.8%
California Water Service Group	7.9%
Marten Transport Ltd.	5.7%
Kimberly-Clark Corp.	4.7%
Solventum Corp.	4.7%
Henkel AG & Co. KGaA	4.6%
Masimo Corp.	4.6%
Kenvue, Inc.	4.4%
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://nuanceinvestments.com/concentrated-value-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Nuance Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	NMVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuance Mid Cap Value Fund for the period of May 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://nuanceinvestments.com/mid-cap-value-fund/. You can also request this information by contacting us at 1-855-682-6233.
Additional Information Phone Number	1-855-682-6233
Additional Information Website	https://nuanceinvestments.com/mid-cap-value-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$101	0.94%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Performance over the last year was challenging with the broad  market  largely uninterested  in concepts other than artificial intelligence (AI), financial speculation, “Mag 7” (Nvidia, Apple, Microsoft, Alphabet, Amazon, Meta Platforms, Tesla), and profitless companies. Unequivocally a difficult investment environment for our process and investment approach here at Nuance.  The portfolio’s overweight position in the Consumer Staples sector was a primary detractor to performance. Outperformance by Estée Lauder Companies Inc. (EL)  was  more than offset by underperformance in Clorox Company (CLX), Henkel AG & Co. KGaA (HENKY), Kimberly-Clark Corporation (KMB), and Beiersdorf AG (BDRFY). We continue to believe that transitory concerns around slower growth in multiple household and personal care product categories have presented strong risk reward opportunities in the sector.  Stock selection within the Financials sector contributed positively to performance, driven primarily by Northern Trust Corporation (NTRS).  The portfolio’s overweight positioning in the Utilities sector negatively impacted performance primarily driven by  our position in  California Water Service Group (CWT), which lagged the market, but  remains  a top risk  reward in our opinion.  Our positioning in the Industrials sector  contributed positively to performance as our holdings within the Ground Transportation industry  outperformed, primarily our  position  in  Werner Enterprises, Inc. (WERN). Health Care negatively impacted performance, driven primarily by our investment in  QIAGEN NV  (QGEN), which we have  added to  over the course of the year. Within the materials sector,  our investment in AptarGroup (ATR) underperformed.  The portfolio saw positive attribution from underweight positions in Real Estate, Communication Services, and Consumer Discretionary, while our underweight positions in Energy and Information Technology negatively impacted performance.  Finally, our cash position was a drag on performance  for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	14.01	3.24	7.80
S&P 500 TR	31.05	13.14	15.26
Russell Midcap Value Total Return	29.76	8.50	10.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://nuanceinvestments.com/mid-cap-value-fund/ for more recent performance information.
Net Assets	$ 289,467,910
Holdings Count | $ / shares	55
Advisory Fees Paid, Amount	$ 3,107,253
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$289,467,910
Number of Holdings	55
Net Advisory Fee	$3,107,253
Portfolio Turnover	110%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(% of Net Assets)
California Water Service Group	7.0%
QIAGEN NV	6.7%
Marten Transport Ltd.	5.8%
Clorox Co.	4.8%
Beiersdorf AG	4.7%
Werner Enterprises, Inc.	4.5%
Solventum Corp.	4.5%
Charles Schwab Corp.	3.6%
Kenvue, Inc.	3.1%
Henkel AG & Co. KGaA - ADR	2.9%
Sector Breakdown (% of net assets)

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
Effective August 28, 2025, the Investment Adviser has contractually agreed to waive its investment advisory fee and reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expense) do not exceed 0.95% of its average daily net assets of the Fund’s Institutional Class. Prior to August 28, 2025, the Investment Adviser had contractually agreed to cap this rate at 0.93% of average daily net assets of the Fund’s Institutional Class.

Material Fund Change Expenses [Text Block]	Effective August 28, 2025, the Investment Adviser has contractually agreed to waive its investment advisory fee and reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expense) do not exceed 0.95% of its average daily net assets of the Fund’s Institutional Class.
Updated Prospectus Web Address	https://nuanceinvestments.com/mid-cap-value-fund/
Investor Class
Shareholder Report [Line Items]
Fund Name	Nuance Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	NMAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuance Mid Cap Value Fund for the period of May 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://nuanceinvestments.com/mid-cap-value-fund/. You can also request this information by contacting us at 1-855-682-6233.
Additional Information Phone Number	1-855-682-6233
Additional Information Website	https://nuanceinvestments.com/mid-cap-value-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$127	1.19%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Performance over the last year was challenging with the broad  market  largely uninterested  in concepts other than artificial intelligence (AI), financial speculation, “Mag 7” (Nvidia, Apple, Microsoft, Alphabet, Amazon, Meta Platforms, Tesla), and profitless companies. Unequivocally a difficult investment environment for our process and investment approach here at Nuance.  The portfolio’s overweight position in the Consumer Staples sector was a primary detractor to performance. Outperformance by Estée Lauder Companies Inc. (EL)  was  more than offset by underperformance in Clorox Company (CLX), Henkel AG & Co. KGaA (HENKY), Kimberly-Clark Corporation (KMB), and Beiersdorf AG (BDRFY). We continue to believe that transitory concerns around slower growth in multiple household and personal care product categories have presented strong risk reward opportunities in the sector.  Stock selection within the Financials sector contributed positively to performance, driven primarily by Northern Trust Corporation (NTRS).  The portfolio’s overweight positioning in the Utilities sector negatively impacted performance primarily driven by  our position in  California Water Service Group (CWT), which lagged the market, but  remains  a top risk  reward in our opinion.  Our positioning in the Industrials sector  contributed positively to performance as our holdings within the Ground Transportation industry  outperformed, primarily our  position  in  Werner Enterprises, Inc. (WERN). Health Care negatively impacted performance, driven primarily by our investment in  QIAGEN NV  (QGEN), which we have  added to  over the course of the year. Within the materials sector,  our investment in AptarGroup (ATR) underperformed.  The portfolio saw positive attribution from underweight positions in Real Estate, Communication Services, and Consumer Discretionary, while our underweight positions in Energy and Information Technology negatively impacted performance.  Finally, our cash position was a drag on performance  for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	13.69	2.94	7.51
Investor Class (with maximum 5.00% sales charge)	8.00	1.89	6.97
S&P 500 TR	31.05	13.14	15.26
Russell Midcap Value Total Return	29.76	8.50	10.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://nuanceinvestments.com/mid-cap-value-fund/ for more recent performance information.
Net Assets	$ 289,467,910
Holdings Count | $ / shares	55
Advisory Fees Paid, Amount	$ 3,107,253
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$289,467,910
Number of Holdings	55
Net Advisory Fee	$3,107,253
Portfolio Turnover	110%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(% of Net Assets)
California Water Service Group	7.0%
QIAGEN NV	6.7%
Marten Transport Ltd.	5.8%
Clorox Co.	4.8%
Beiersdorf AG	4.7%
Werner Enterprises, Inc.	4.5%
Solventum Corp.	4.5%
Charles Schwab Corp.	3.6%
Kenvue, Inc.	3.1%
Henkel AG & Co. KGaA - ADR	2.9%
Sector Breakdown (% of net assets)

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
Effective August 28, 2025, the Investment Adviser has contractually agreed to waive its investment advisory fee and reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expense) do not exceed 1.20% of its average daily net assets of the Fund’s Investor Class. Prior to August 28, 2025, the Investment Adviser had contractually agreed to cap this rate at 1.18% of average daily net assets of the Fund’s Investor Class.

Material Fund Change Expenses [Text Block]	Effective August 28, 2025, the Investment Adviser has contractually agreed to waive its investment advisory fee and reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expense) do not exceed 1.20% of its average daily net assets of the Fund’s Investor Class.
Updated Prospectus Web Address	https://nuanceinvestments.com/mid-cap-value-fund/
Z Class
Shareholder Report [Line Items]
Fund Name	Nuance Mid Cap Value Fund
Class Name	Z Class
Trading Symbol	NMVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuance Mid Cap Value Fund for the period of May 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://nuanceinvestments.com/mid-cap-value-fund/. You can also request this information by contacting us at 1-855-682-6233.
Additional Information Phone Number	1-855-682-6233
Additional Information Website	https://nuanceinvestments.com/mid-cap-value-fund/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Z Class	$85	0.79%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Performance over the last year was challenging with the broad  market  largely uninterested  in concepts other than artificial intelligence (AI), financial speculation, “Mag 7” (Nvidia, Apple, Microsoft, Alphabet, Amazon, Meta Platforms, Tesla), and profitless companies. Unequivocally a difficult investment environment for our process and investment approach here at Nuance.  The portfolio’s overweight position in the Consumer Staples sector was a primary detractor to performance. Outperformance by Estée Lauder Companies Inc. (EL)  was  more than offset by underperformance in Clorox Company (CLX), Henkel AG & Co. KGaA (HENKY), Kimberly-Clark Corporation (KMB), and Beiersdorf AG (BDRFY). We continue to believe that transitory concerns around slower growth in multiple household and personal care product categories have presented strong risk reward opportunities in the sector.  Stock selection within the Financials sector contributed positively to performance, driven primarily by Northern Trust Corporation (NTRS).  The portfolio’s overweight positioning in the Utilities sector negatively impacted performance primarily driven by  our position in  California Water Service Group (CWT), which lagged the market, but  remains  a top risk  reward in our opinion.  Our positioning in the Industrials sector  contributed positively to performance as our holdings within the Ground Transportation industry  outperformed, primarily our  position  in  Werner Enterprises, Inc. (WERN). Health Care negatively impacted performance, driven primarily by our investment in  QIAGEN NV  (QGEN), which we have  added to  over the course of the year. Within the materials sector,  our investment in AptarGroup (ATR) underperformed.  The portfolio saw positive attribution from underweight positions in Real Estate, Communication Services, and Consumer Discretionary, while our underweight positions in Energy and Information Technology negatively impacted performance.  Finally, our cash position was a drag on performance  for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/08/2017)
Z Class	14.16	3.36	7.16
S&P 500 TR	31.05	13.14	14.92
Russell Midcap Value Total Return	29.76	8.50	9.60

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 28, 2025
Updated Performance Information Location [Text Block]	Visit https://nuanceinvestments.com/mid-cap-value-fund/ for more recent performance information.
Net Assets	$ 289,467,910
Holdings Count | $ / shares	55
Advisory Fees Paid, Amount	$ 3,107,253
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$289,467,910
Number of Holdings	55
Net Advisory Fee	$3,107,253
Portfolio Turnover	110%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(% of Net Assets)
California Water Service Group	7.0%
QIAGEN NV	6.7%
Marten Transport Ltd.	5.8%
Clorox Co.	4.8%
Beiersdorf AG	4.7%
Werner Enterprises, Inc.	4.5%
Solventum Corp.	4.5%
Charles Schwab Corp.	3.6%
Kenvue, Inc.	3.1%
Henkel AG & Co. KGaA - ADR	2.9%
Sector Breakdown (% of net assets)

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
Effective August 28, 2025, the Investment Adviser has contractually agreed to waive its investment advisory fee and reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expense) do not exceed 0.80% of its average daily net assets of the Fund’s Z Class. Prior to August 28, 2025, the Investment Adviser had contractually agreed to cap this rate at 0.78% of average daily net assets of the Fund’s Z Class.

Material Fund Change Expenses [Text Block]	Effective August 28, 2025, the Investment Adviser has contractually agreed to waive its investment advisory fee and reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expense) do not exceed 0.80% of its average daily net assets of the Fund’s Z Class. Prior to August 28, 2025, the Investment Adviser had contractually agreed to cap this rate at 0.78% of average daily net assets of the Fund’s Z Class.
Updated Prospectus Web Address	https://nuanceinvestments.com/mid-cap-value-fund/